Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Goodwill [Roll Forward]
Balance as of January 1	$ 640,528	3,877,564	2,419,542	63,686
Goodwill acquired	2,145,265	12,986,790	1,458,023	2,468,874
Impairment losses	0	0	0	(113,011)
Foreign currency translation adjustment	(1)	(4)	(1)	(7)
Balance as of December 31	$ 2,785,792	16,864,350	3,877,564	2,419,542